STOCKHOLDERS’ EQUITY - Stock Activity (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common Stock [Roll Forward]
Shares outstanding, beginning balance (in shares)	94,929,000	94,899,000
Net shares issued related to stock-based compensation (in shares)	112,000	30,000
Shares outstanding, ending balance (in shares)	95,041,000	94,929,000